ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 7:-	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
	December 31,
	2013	2012

Government authorities	$40	$101
Accrued expenses	566	478
Tax liabilities	219	498
Others	37	143

	$862	$1,220